GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Summary of standard warranty accrual activity
Beginning balance	$ 45	$ 28
Reserve acquired upon close of Varian acquisition	0	13
Accruals for warranties issued during the period	61	57
Changes in estimates	11	(4)
Settlements made during the period	(67)	(49)
Ending balance	$ 50	$ 45